CONDENSED BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000	1,000
Common stock, shares issued (in shares)	1,000	1,000
Common stock, shares outstanding (in shares)	1,000	1,000
Mountain Lake Acquisition Corp.
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	5,000,000	5,000,000	5,000,000	5,000,000
Preference shares, shares issued (in Shares)	0	0	0	0
Preference shares, shares outstanding (in Shares)	0	0	0	0
Mountain Lake Acquisition Corp. | Class A
Class A ordinary shares subject to possible redemption (in Shares)	23,000,000	23,000,000	23,000,000	23,000,000
Class A ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 10.58	$ 10.49	$ 10.07
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	445,000,000	445,000,000	445,000,000	445,000,000
Common stock, shares issued (in shares)	805,000	805,000	805,000	805,000
Common stock, shares outstanding (in shares)	805,000	805,000	805,000	805,000
Mountain Lake Acquisition Corp. | Class B Ordinary Shares
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000	50,000,000
Common stock, shares issued (in shares)	7,187,500	7,187,500	7,187,500	7,187,500
Common stock, shares outstanding (in shares)	7,187,500	7,187,500	7,187,500	7,187,500